GMO Resource Transition Fund Average Annual Total Returns - Class VI			12 Months Ended	35 Months Ended	60 Months Ended	120 Months Ended
		Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent			47.39%	(3.56%)
Performance Inception Date		Feb. 15, 2023
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			45.67%	(4.63%)
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			28.38%	(2.96%)
MSCI ACWI Commodity Producers ex-Energy Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		63.40%	12.88%
MSCI ACWI (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.34%	18.45%

[1]	MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.